Employee Benefit Plans with Related Party (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Employee Benefit Plans with Related Party
Curtailment gain recognized	$ 0	$ 469,000
Projected benefit obligation		23,096,000	19,246,000
Fair value of plan assets		17,158,000	18,267,000
Net unfunded pension liability		5,938,000	979,000
Pension Plans
Employee Benefit Plans with Related Party
Change in the net unfunded pension liability			5,000,000
Change in the net unfunded pension liability recorded in other comprehensive income			4,400,000
Actual return on plan assets		1,700,000	2,700,000
Net periodic pension costs related to pension plans		75,000	32,000	83,000
Global Pension Plan
Employee Benefit Plans with Related Party
Normal retirement age of employees			65
Projected benefit obligation		17,317,000	15,057,000
Fair value of plan assets		12,980,000	14,435,000
Net unfunded pension liability		4,337,000	622,000
Discount rate for the Plans (as a percent)		3.50%	4.40%
Expected long-term rate of return for the Plans (as a percent)		8.00%	7.50%
Contributions made by the General Partner, the Partnership and its subsidiaries to the Pension Plans		500,000	500,000	1,700,000
GMG Pension Plan
Employee Benefit Plans with Related Party
Normal retirement age of employees			65
Curtailment gain recognized		500,000
Curtailment gain consisted of change in benefit obligation		2,800,000
Curtailment gain consisted of unrecognized net actuarial loss		2,300,000
Projected benefit obligation		5,779,000	4,189,000
Fair value of plan assets		4,178,000	3,832,000
Net unfunded pension liability		1,601,000	357,000
Discount rate for the Plans (as a percent)		3.50%	4.40%
Expected long-term rate of return for the Plans (as a percent)		8.00%	7.00%
Contributions made by the General Partner, the Partnership and its subsidiaries to the Pension Plans		$ 500,000	$ 500,000